Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2021	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 17,414	¥ 9,384
Derivative assets, gross amounts recognized		32,901	22,696
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(10,462)	(1,944)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		22,439	20,752
Other assets		5,269	6,297
Derivative liabilities, gross amounts recognized		54,812	71,034
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(10,462)	(1,944)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		44,350	69,090
Policy liabilities and Policy Account Balances		216,208	266,422
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		32,901	22,696
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(10,462)	(1,944)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		22,439	20,752
Other assets		5,269	6,297
Total financial assets		2,763,436	2,495,301
Derivative liabilities, gross amounts recognized		54,812	71,034
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(10,462)	(1,944)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		44,350	69,090
Policy liabilities and Policy Account Balances		216,208	266,422
Total financial liabilities		271,020	337,456
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3,252	1,867
Derivative liabilities, gross amounts recognized		16,673	23,818
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		10,004	1,179
Derivative liabilities, gross amounts recognized		20,321	25,739
Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	392,196	396,465
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		19,078	19,504
Derivative liabilities, gross amounts recognized		15,321	17,009
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		5,269	6,297
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[4]	5,269	6,297
Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			9
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		216,208	266,422
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	216,208	266,422
Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	156,950	63,272
Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,269	2,654
Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,173,851	2,003,917
Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	847,325	742,251
Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	845,032	821,158
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		314,856	276,276
Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		31,450	34,457
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		135,188	129,775
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		567	146
Derivative liabilities, gross amounts recognized		2,497	4,459
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		46	352
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		115,281	88,403
Derivative liabilities, gross amounts recognized		851	475
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		851	475
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		46	352
Derivative liabilities, gross amounts recognized		851	475
Level 1 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	114,203	82,039
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[4]	0	0
Level 1 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	0	0
Level 1 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	0	0
Level 1 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,032	6,012
Level 1 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0	2,907
Level 1 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	1,032	3,105
Level 1 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		15,954	8,521
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		0	0
Total financial assets		2,385,597	2,161,911
Derivative liabilities, gross amounts recognized		53,925	70,526
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		53,925	70,526
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3,252	1,867
Derivative liabilities, gross amounts recognized		16,673	23,818
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,958	827
Derivative liabilities, gross amounts recognized		19,470	25,264
Level 2 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	175,790	223,016
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,177	5,681
Derivative liabilities, gross amounts recognized		15,285	16,976
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[4]	0	0
Level 2 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			9
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	0	0
Level 2 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	156,950	63,272
Level 2 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,269	2,654
Level 2 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,034,634	1,864,448
Level 2 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	846,586	738,323
Level 2 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	844,000	818,053
Level 2 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		311,987	273,515
Level 2 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		31,450	34,457
Level 2 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		611	100
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		567	146
Derivative liabilities, gross amounts recognized		2,497	4,459
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[9]	0	0
Total financial assets		262,558	244,987
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[9]	0	0
Total financial liabilities		216,244	266,455
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		16,901	13,823
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0	0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0	0
Other assets		5,269	6,297
Total financial assets		262,558	244,987
Derivative liabilities, gross amounts recognized		36	33
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0	0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	0
Policy liabilities and Policy Account Balances		216,208	266,422
Total financial liabilities		216,244	266,455
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	102,203	91,410
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		16,901	13,823
Derivative liabilities, gross amounts recognized		36	33
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[4]	5,269	6,297
Level 3 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized			0
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	216,208	266,422
Level 3 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	0	0
Level 3 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 3 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		138,185	133,457
Level 3 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	739	1,021
Level 3 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0	0
Level 3 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,869	2,761
Level 3 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	0
Level 3 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		134,577	129,675
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		¥ 0	¥ 0

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,943 million and ¥786 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥329 million and ¥201 million from the change in the fair value of those investments for the three months ended December 31, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥9,739 million as of March 31, 2021 and December 31, 2021, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥18,885 million as of March 31, 2021 and December 31, 2021, respectively.
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,269 million as of March 31, 2021 and December 31, 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2020 and 2021, see Note 17 “Life Insurance Operations.”
[5]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥216,208 million as of March 31, 2021 and December 31, 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2020 and 2021, see Note 17 “Life Insurance Operations.”
[6]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥1,585 million and a gain of ¥138 million from the change in the fair value of the loans for the nine months ended December 31, 2020 and 2021, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥1,124 million and ¥931 million from the change in the fair value of the loans for the three months ended December 31, 2020 and 2021, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2021, were ¥153,951 million and ¥156,950 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,999 million. As of March 31, 2021 and December 31, 2021, there were no loans that are 90 days or more past due or, in non-accrual status.
[7]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,165 million and ¥55 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥18 million and ¥31 million from the change in the fair value of those investments for the three months ended December 31, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,675 million as of March 31, 2021 and December 31, 2021, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥22 million and ¥51 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥8 million from the change in the fair value of those investments for the three months ended December 31, 2020. There were no “Gains on investment securities and dividends” recorded in the consolidated statements of income from the change in the fair value of those investments for the three months ended December 31, 2021. The amount of aggregate fair value elected the fair value option was ¥1,537 million as of March 31, 2021. There were no such investments elected the fair value option as of December 31, 2021.
[9]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”